Finance Results - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial results [abstract]
Interest on debt	R$ (1,605,222)	R$ (1,787,347)	R$ (1,835,474)
Monetary and exchange rate variation	(1,491,050)	(198,858)	865,158
Derivatives and fair value measurement	1,532,273	(34,738)	(1,463,395)
Amortization of borrowing costs	(54,251)	(38,886)	(73,832)
Discounts obtained from financial operations			85,962
Guarantees and warranties on debt	(109,046)	(157,512)	(50,819)
Cost of gross debt	(1,727,296)	(2,217,341)	(2,472,400)
Income from financial investment and exchange rate in cash and cash equivalents	438,149	578,611	534,657
Cost of debt, net	(1,289,147)	(1,638,730)	(1,937,743)
Interest on other receivables	460,861	120,030	263,180
Interest on other liabilities	(212,799)	(409,697)	(414,540)
Monetary variation on leases and concessions agreements	(186,259)	(244,198)	(296,118)
Monetary variation on leases	(105,085)	(131,185)	(207,686)
Advances on real state credits	(5,091)	(20,171)	(39,671)
Interest on shareholders' equity	(13,011)	(16,883)	(9,448)
Interest on contingencies and contracts	(102,525)	(52,667)	(91,977)
Bank charges and other	(94,809)	(355,195)	(314,014)
Exchange variation	(63,071)	(2,803)	(7,759)
Other charges and monetary variations net	(321,789)	(1,112,769)	(1,118,033)
Finance results, net	(1,610,936)	(2,751,499)	(3,055,776)
Finance expense	(2,849,228)	(3,704,515)	(3,673,356)
Finance income	1,032,725	870,739	1,102,918
Foreign exchange (losses) gain, net	(1,555,215)	(199,777)	997,109
Derivatives	1,760,782	282,054	(1,482,447)
Finance results, net	R$ (1,610,936)	R$ (2,751,499)	R$ (3,055,776)